Stock-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
2010 Plan
Stock-based compensation
Term of share incentive plan		10 years
Ordinary shares reserved for issuance	35,000,000
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right	1
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units	1.75
2010 Plan | Stock options
Stock-based compensation
Percentage of ordinary shares outstanding, granted		0.00%	1.70%	1.30%
Estimated fair value of options at grant date		0	$ 16,900,000	$ 3,600,000
2014 Plan
Stock-based compensation
Term of share incentive plan		10 years
Ordinary shares reserved for issuance					4,600,000
Number of additional shares for the plan					1,000,000
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued		10.00%